Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,125,506	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	408,757	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	232,619	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	436,508	363,527
Rest of the World
Segment Reporting Information [Line Items]
Assets	$ 47,622	$ 41,117